Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continuous testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. Our IT department regularly monitors the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats. We conduct internal due diligence of all third-party providers before engagement and continue to oversee and identify cybersecurity risks relevant to the use of third-party providers. We maintain ongoing monitoring to ensure compliance with our cybersecurity standards, including strict controls of privileged access granted to service providers. We may, from time to time, engage accessors, consultants, auditors or other third parties as needed to resolve problems arising from cybersecurity.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our chief executive officer reports to our board of directors (i) on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) in connection with disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.
Cybersecurity Risk Role of Management [Text Block]

At the management level, our head of the IT department, Pengwei Xie, who is an expert in cybersecurity with over 10 years of experience in information security operation and management, and catering operations, is responsible for assessing, identifying and managing cybersecurity risks and monitoring the prevention, detection, mitigation, and remediation of cybersecurity incidents. If a cybersecurity incident occurs, Mr. Xie will promptly organize personnel for an internal assessment. If it is further determined that the incident could potentially be a material cybersecurity event, Mr. Xie will promptly report the incident and assessment results to our chief executive officer, and, to the extent appropriate, involve external experts to provide advice. Our chief executive officer reports to our board of directors (i) on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, and (ii) in connection with disclosure concerning cybersecurity matters in our annual report on Form 20-F. Our management shall prepare disclosure material on the cybersecurity incident for review and approval by our board of directors before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	head of the IT department
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	our head of the IT department, Pengwei Xie, who is an expert in cybersecurity with over 10 years of experience in information security operation and management, and catering operations
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	our head of the IT department, Mr. Xie will promptly report the incident and assessment results to our chief executive officer, and, to the extent appropriate, involve external experts to provide advice
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true